Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
Victory Munder Index 500 Fund | Class A
Prospectus:
Trading Symbol	MUXAX
Victory Munder Index 500 Fund | Class R
Prospectus:
Trading Symbol	MUXRX
Victory Munder Index 500 Fund | Class Y
Prospectus:
Trading Symbol	MUXYX
Victory Munder Mid-Cap Core Growth Fund | Class A
Prospectus:
Trading Symbol	MGOAX
Victory Munder Mid-Cap Core Growth Fund | Class C
Prospectus:
Trading Symbol	MGOTX
Victory Munder Mid-Cap Core Growth Fund | Class R
Prospectus:
Trading Symbol	MMSRX
Victory Munder Mid-Cap Core Growth Fund | Class R6
Prospectus:
Trading Symbol	MGOSX
Victory Munder Mid-Cap Core Growth Fund | Class Y
Prospectus:
Trading Symbol	MGOYX
Victory Munder Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MASCX
Victory Munder Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MIGSX
Victory Munder Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	MYSGX
Victory INCORE Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MUCAX
Victory INCORE Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	MUCCX
Victory INCORE Total Return Bond Fund | Class Y
Prospectus:
Trading Symbol	MUCYX
Victory INCORE Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	MUCRX
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | Class A
Prospectus:
Trading Symbol	MAEMX
Victory Trivalent Emerging Markets Small-Cap Fund (formerly Victory Munder Emerging Markets Small-Cap Fund) | Class Y
Prospectus:
Trading Symbol	MYEMX
Victory Trivalent International Fund - Core Equity (formerly Victory Munder International Fund - Core Equity) | Class A
Prospectus:
Trading Symbol	MAICX
Victory Trivalent International Fund - Core Equity (formerly Victory Munder International Fund - Core Equity) | Class C
Prospectus:
Trading Symbol	MICCX
Victory Trivalent International Fund - Core Equity (formerly Victory Munder International Fund - Core Equity) | Class I
Prospectus:
Trading Symbol	MICIX
Victory Trivalent International Fund - Core Equity (formerly Victory Munder International Fund - Core Equity) | Class Y
Prospectus:
Trading Symbol	MICYX
Victory Trivalent International Fund - Core Equity (formerly Victory Munder International Fund - Core Equity) | Class R6
Prospectus:
Trading Symbol	MAIRX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class A
Prospectus:
Trading Symbol	MISAX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class C
Prospectus:
Trading Symbol	MCISX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class I
Prospectus:
Trading Symbol	MISIX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class R6
Prospectus:
Trading Symbol	MSSIX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class Y
Prospectus:
Trading Symbol	MYSIX
Victory Integrity Discovery Fund | Class A
Prospectus:
Trading Symbol	MMEAX
Victory Integrity Discovery Fund | Class C
Prospectus:
Trading Symbol	MMECX
Victory Integrity Discovery Fund | Class R
Prospectus:
Trading Symbol	MMERX
Victory Integrity Discovery Fund | Class Y
Prospectus:
Trading Symbol	MMEYX
Victory Integrity Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MAIMX
Victory Integrity Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYIMX
Victory Integrity Small/Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MAISX
Victory Integrity Small/Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYISX
Victory Integrity Small/Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MIRSX
Victory Integrity Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	VSCVX
Victory Integrity Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	MCVSX
Victory Integrity Small-Cap Value Fund | Class R
Prospectus:
Trading Symbol	MRVSX
Victory Integrity Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MVSSX
Victory Integrity Small-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	VSVIX
Victory Munder Multi-Cap Fund | Class A
Prospectus:
Trading Symbol	MNNAX
Victory Munder Multi-Cap Fund | Class C
Prospectus:
Trading Symbol	MNNCX
Victory Munder Multi-Cap Fund | Class R
Prospectus:
Trading Symbol	MNNRX
Victory Munder Multi-Cap Fund | Class Y
Prospectus:
Trading Symbol	MNNYX